Basis of preparation and presentation of the financial statements (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2018
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets in Years	10 to 65
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets in Years	5 to 40
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets in Years	4
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets in Years	3 to 10